Property, Plant and Equipment - Schedule of Movement in Property, Plant and Equipment (Parenthetical) (Details) R$ in Millions	Dec. 31, 2023 BRL (R$)
Boa Esperanca Solar Plants [Member]
IfrsStatementLineItems [Line Items]
Investment property	R$ 369
Jusante Photovoltaic Solar Plants [Member]
IfrsStatementLineItems [Line Items]
Investment property	R$ 339